Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Line Items]
Research tax credit receivables	$ 9,039	$ 8,389
Other deferred expenses	600
Other current assets	2,993	363
Tax receivables	600
Social charges on personnel expenses	300
Calyxt Inc. [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Deferred expense on sale and lease-back transaction	2,100
France [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Research tax credit receivables	$ 8,200	$ 7,600